CMC SMALL CAP FUND

                          CMC INTERNATIONAL STOCK FUND

                          Portfolios of CMC Fund Trust







                               SEMI-ANNUAL REPORT
                                  (Unaudited)



                                 April 30, 1999









               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207
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                                                           CMC Fund Trust
                                                        FINANCIAL HIGHLIGHTS
                                          (For a Share Outstanding Throughout Each Period)
----------------------------------------------------------------------------------------------------------------------------------

                                                         CMC SMALL CAP FUND
                                                         ------------------

                                                         Six Months
                                                              Ended                         Years Ended October 31,
                                                     April 30, 1999     ----------------------------------------------------------
                                                        (Unaudited)           1998        1997        1996        1995        1994
                                                    ---------------     ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period.............   $         39.83     $    54.40  $    52.04  $    56.00  $    49.35  $    56.44
                                                    ---------------     ----------  ----------  ----------  ----------  ----------
Income from investment operations:
     Net investment income (loss)................             (0.09)         (0.10)      (0.04)      (0.08)       0.22        0.18
     Net gains or losses on securities (both
       realized and unrealized)..................              3.32          (8.87)      14.08       16.79       10.88        1.99
                                                    ---------------     ----------  ----------  ----------  ----------  ----------
           Total from investment operations......              3.23          (8.97)      14.04       16.71       11.10        2.17
                                                    ---------------     ----------  ----------  ----------  ----------  ----------

Less distributions:
      Dividends from net investment income.......                 -              -           -           -       (0.16)      (0.18)
      Distributions from capital gains...........                 -          (5.60)     (11.68)     (20.67)      (4.29)      (9.08)
                                                    ---------------     ----------  ----------  ----------  ----------  ----------
           Total distributions...................                 -          (5.60)     (11.68)     (20.67)      (4.45)      (9.26)
                                                    ---------------     ----------  ----------  ----------  ----------  ----------

Net asset value, end of period...................   $         43.06     $    39.83  $    54.40  $    52.04  $    56.00  $    49.35
                                                    ===============     ==========  ==========  ==========  ==========  ==========

Total return ....................................             8.11% (1)  -(16.49)%      26.98%      30.30%      22.55%       3.87%

Ratios/Supplemental data
Net assets, end of period (in thousands).........   $       186,987     $  267,789  $  521,770  $  522,408  $  537,167  $  467,952
Ratio of expenses to average net assets..........             0.81% (2)       .77%       0.76%       0.78%       0.77%       0.78%
Ratio of net income (loss) to average net assets.            (0.31) (2)    (0.20)%     (0.08)%     (0.14)%       0.43%       0.29%
Portfolio turnover rate..........................           185.44% (2)    158.98%     168.72%     147.77%     125.80%      97.24%

(1) Not annualized.
(2) Annualized.


                                          See accompanying notes to financial statements.
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                                       1
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                                                          CMC Fund Trust
                                                       FINANCIAL HIGHLIGHTS
                                         (For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------------------------------------------------------

                                                   CMC INTERNATIONAL STOCK FUND
                                                   ----------------------------

                                                      Six Months                                                      February 1,
                                                           Ended                     Years ended October 31,                  to
                                                  April 30, 1999     ----------------------------------------------   October 31,
                                                     (Unaudited)           1998        1997        1996        1995     1994 (1)
                                                  --------------     ----------  ----------  ----------  ----------  -----------
Net asset value, beginning of period............. $        12.54     $    42.71  $    42.46  $    37.06  $    39.51  $     40.00
                                                  --------------     ----------  ----------  ----------  ----------  -----------
Income from investment operations:
     Net investment income (loss)................          (0.03)          0.25        0.41        0.32        0.39         0.10
     Net gains or losses on securities and
       foreign currency transactions (both
       realized and unrealized)..................           2.70          (0.78)       6.16        5.86       (2.64)       (0.59)
                                                  --------------     ----------  ----------  ----------  ----------  -----------
           Total from investment operations......           2.67          (0.53)       6.57        6.18       (2.25)       (0.49)
                                                  --------------     ----------  ----------  ----------  ----------  -----------

Less distributions:
     Dividends from net investment income........              -              -       (0.46)      (0.78)      (0.20)           -
      Distributions from capital gains...........              -         (29.64)      (5.86)          -           -            -
                                                  --------------     ----------  ----------  ----------  ----------  -----------
           Total distributions...................              -         (29.64)      (6.32)      (0.78)      (0.20)           -
                                                  --------------     ----------  ----------  ----------  ----------  -----------

Net asset value, end of period................... $        15.21     $    12.54  $    42.71  $    42.46  $    37.06  $     39.51
                                                  ==============     ==========  ==========  ==========  ==========  ===========

Total return.....................................         21.29% (2)   -(1.24)%      15.47%      16.67%    -(5.69)%     -(1.23)% (2)

Ratios/Supplemental data
Net assets, end of period (in thousands)......... $       17,055     $   15,377  $   81,471  $   73,542  $   68,758  $    84,298
Ratio of expenses to average net assets..........          1.35% (3)      1.04%       1.05%       1.00%       0.98%        1.16% (3)
Ratio of net income (loss) to average net assets.        (0.48)% (3)      0.60%       0.88%       0.78%       0.99%        0.53% (3)
Portfolio turnover rate..........................        100.63% (3)     52.68%     126.56%     119.98%     158.32%      123.80% (3)

 (1)  From inception of operations.
 (2)  Not annualized.
 (3)  Annualized.


                                         See accompanying notes to financial statements.
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                                       2
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                                              CMC SMALL CAP FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------------------------------------
APRIL 30, 1999

                                                                                      SHARES             VALUE
                                                                                ------------     -------------
COMMON STOCKS (97.1%)
       BASIC INDUSTRIES & MANUFACTURING (6.1%)
         BUILDING & FORESTRY PRODUCTS (1.0%)
            IVEX PACKAGING CORP. *                                                    28,900     $     568,968
            SOUTHDOWN, INC.                                                           20,400         1,306,876
                                                                                                 -------------
                                                                                                     1,875,844
                                                                                                 -------------
         CHEMICALS (1.9%)
            AIRGAS, INC. *                                                            79,500           934,125
            MINERALS TECHNOLOGIES, INC.                                               18,400           993,600
            SOLUTIA, INC.                                                             63,600         1,550,250
                                                                                                 -------------
                                                                                                     3,477,975
                                                                                                 -------------
         MACHINERY CAPITAL SPENDING (3.2%)
            APPLIED POWER, INC.                                                       74,100         2,338,781
            BALL CORP.                                                                33,600         1,845,900
            KENNAMETAL, INC.                                                          31,300           831,406
            TEREX CORP. *                                                             31,000           980,375
                                                                                                 -------------
                                                                                                     5,996,462
                                                                                                 -------------
         TOTAL BASIC INDUSTRIES & MANUFACTURING                                                     11,350,281
                                                                                                 -------------

       BUSINESS & CONSUMER SERVICES (14.6%)
         MEDIA & ENTERTAINMENT (1.0%)
            ENTERCOM COMMUNICATIONS CORP. *                                           37,600         1,395,900
            THE MCCLATCHY CO.                                                         13,000           466,375
                                                                                                 -------------
                                                                                                     1,862,275
                                                                                                 -------------
         POLLUTION CONTROL (1.1%)
            TETRA TECH, INC. *                                                        82,300         1,990,631
                                                                                                 -------------

         SERVICES & PUBLISHING (12.5%)
            AMBASSADORS INTERNATIONAL, INC. *                                         40,800           606,900
            APOLLO GROUP, INC. *                                                     114,900         2,843,775
            BORON, LEPORE & ASSOCIATES, INC. *                                        39,700           406,925
            G & K SERVICES, INC. (CLASS A)                                            28,700         1,341,725
            GLOBAL VACATION GROUP, INC *                                              89,600         1,019,200
            ITT EDUCATIONAL SERVICES, INC. *                                          72,500         1,780,781
            NATIONAL DATA CORP.                                                       56,100         2,587,612
            NOVA CORP. *                                                             111,170         2,890,420
            PROFESSIONAL DETAILING, INC. *                                            51,530         1,481,487
            PROFIT RECOVERY GROUP INTERNATIONAL, INC. *                               79,600         2,905,400
            RENT-WAY, INC. *                                                          61,100         1,664,975
            ROMAC INTERNATIONAL, INC. *                                              140,000         1,575,000
            SYLVAN LEARNING SYSTEMS, INC. *                                           87,500         2,198,439
                                                                                                 -------------
                                                                                                    23,302,639
                                                                                                 -------------
         TOTAL BUSINESS & CONSUMER SERVICES                                                         27,155,545
                                                                                                 -------------


                                See accompanying notes to financial statements.

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                                              CMC SMALL CAP FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
                                                                                ------------     -------------
COMMON STOCKS (CONTINUED)

       CONSUMER CYCLICAL (22.7%)
         CONSUMER DURABLE (4.3%)
            ETHAN ALLEN INTERIORS, INC.                                               57,400     $   2,909,462
            FURNITURE BRANDS INTERNATIONAL, INC.                                      36,800           922,300
            MODTECH HOLDINGS, INC. *                                                  85,524           759,026
            TOWER AUTOMOTIVE, INC. *                                                 152,100         3,498,300
                                                                                                 -------------
                                                                                                     8,089,088
                                                                                                 -------------
         CONSUMER NON-DURABLE (18.4%)
            HELEN OF TROY LTD. *                                                     136,200         1,906,800
            ACTION PERFORMANCE COS., INC. *                                           51,400         1,741,176
            AMES DEPARTMENT STORES, INC. *                                           114,100         3,986,369
            BED, BATH & BEYOND, INC. *                                               129,900         4,635,806
            CBRL GROUP, INC.                                                         115,200         2,325,600
            CHEESECAKE FACTORY, INC. (THE) *                                          79,600         2,228,800
            CLAIRE'S STORES, INC.                                                     55,100         1,825,187
            COST PLUS, INC. *                                                         71,400         2,516,850
            FOODMAKER, INC. *                                                         64,700         1,560,888
            GENERAL NUTRITION COS., INC.                                              57,600           954,000
            HOLLYWOOD ENTERTAINMENT CORP. *                                          135,400         3,342,687
            MICHAELS STORES, INC. *                                                   54,000         1,221,750
            TIMBERLAND CO. (CLASS A) *                                                15,900         1,101,075
            WET SEAL, INC. (CLASS A) *                                                71,300         2,905,475
            WILLIAMS-SONOMA, INC. *                                                   76,200         2,209,800
                                                                                                 -------------
                                                                                                    34,462,263
                                                                                                 -------------
         TOTAL CONSUMER CYCLICAL                                                                    42,551,351
                                                                                                 -------------

       CONSUMER STAPLES (17.6%)
         FOOD & HOUSEHOLD PRODUCTS (3.5%)
            AURORA FOODS, INC. *                                                      65,900           980,262
            FRESH DEL MONTE PRODUCE, INC. *                                           50,300           792,225
            U.S. FOODSERVICE, INC. *                                                  56,300         2,368,119
            WHOLE FOODS MARKET, INC. *                                                63,600         2,480,400
                                                                                                 -------------
                                                                                                     6,621,006
                                                                                                 -------------
         HEALTH (14.1%)
            AMERICAN ONCOLOGY RESOURCES, INC. *                                       19,600           175,175
            ANESTA CORP. *                                                            75,600         1,058,400
            COVANCE, INC. *                                                           80,600         1,768,162
            IDEXX LABORATORIES, INC. *                                               123,200         2,787,400
            INTELLIGENT POLYMERS LTD. (UNITS - EACH UNIT
              CONSISTS OF 1 COMMON SHARE & 1 WARRANT)                                139,000         4,309,000
            JONES PHARMA, INC.                                                        62,800         2,017,450


                                See accompanying notes to financial statements.

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                                              CMC SMALL CAP FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
                                                                                ------------     -------------
COMMON STOCKS (CONTINUED)
            LIGAND PHARMACEUTICALS, INC. (CLASS B) *                                 188,800     $   1,864,400
            MEDQUIST, INC. *                                                          30,800         1,054,900
            OXFORD HEALTH PLANS, INC. *                                              132,600         2,643,713
            PAREXEL INTERNATIONAL CORP. *                                             55,400         1,333,062
            PHYSICIAN RELIANCE NETWORK, INC. *                                        79,500           655,875
            PROTEIN DESIGN LABS, INC. *                                               41,600           642,200
            RESMED, INC. *                                                            20,700           547,256
            SHIRE PHARMACEUTICALS GROUP PLC ADR *                                     49,900         1,079,088
            SPIROS DEVELOPMENT CORP. II, INC. (UNITS -
              1 CALLABLE COMMON SHARE OF SPIROS & 1 WARRANT
              OF DURA PHARMACEUTICALS - 12/31/2002) *                                 62,300           626,894
            TRANSKARYOTIC THERAPIES, INC. *                                           41,200         1,277,200
            UNIVERSAL HEALTH SERVICES, INC. (CLASS B) *                               49,600         2,569,900
                                                                                                 -------------
                                                                                                    26,410,075
                                                                                                 -------------
         TOTAL CONSUMER STAPLES                                                                     33,031,081
                                                                                                 -------------

       ENERGY (5.2%)
         DOMESTIC & INTERNATIONAL INTEGRATED  (1.6%)
            OCEAN ENERGY, INC. *                                                     225,100         2,096,244
            WESTERN GAS RESOURCES, INC.                                              109,500           958,125
                                                                                                 -------------
                                                                                                     3,054,369
                                                                                                 -------------
         ENERGY SERVICES (3.6%)
            GLOBAL INDUSTRIES LTD.                                                    39,700           488,806
            HANOVER COMPRESSOR CO. *                                                 129,700         3,720,769
            NOBLE DRILLING CORP. *                                                    50,400           989,100
            PRECISION DRILLING CORP. *                                                 5,700            98,325
            PRIDE INTERNATIONAL, INC. *                                               92,000         1,075,250
            R & B FALCON CORP. *                                                      38,700           387,000
                                                                                                 -------------
                                                                                                     6,759,250
                                                                                                 -------------
         TOTAL ENERGY                                                                                9,813,619
                                                                                                 -------------

       FINANCIAL (0.9%)
            NORTH FORK BANCORP, INC.                                                  74,750         1,681,875
                                                                                                 -------------

       TECHNOLOGY (25.1%)
            AMDOCS LTD. *                                                             66,800         1,795,250
            ACXIOM CORP. *                                                           140,700         3,552,675
            AMERICAN MANAGEMENT SYSTEMS, INC. *                                       93,100         3,200,312
            APPLIED THEORY CORP. *                                                    11,100           227,550
            ARTESYN TECHNOLOGIES, INC. *                                              83,700         1,506,600
            ATMEL CORP. *                                                             88,000         1,606,000
            CIBER, INC. *                                                             94,300         1,779,912
            CONCORD COMMUNICATIONS, INC. *                                            22,427         1,003,608
            CREDENCE SYSTEMS CORP. *                                                 102,000         2,620,125
            ELECTRO SCIENTIFIC INDUSTRIES, INC. *                                     34,100         1,300,063


                                See accompanying notes to financial statements.

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                                              CMC SMALL CAP FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
                                                                                ------------     -------------
COMMON STOCKS (CONTINUED)

            ENGINEERING ANIMATION, INC. *                                             35,400     $     526,575
            FLEXTRONICS INTERNATIONAL LTD. *                                          29,600         1,381,950
            FORE SYSTEMS, INC. *                                                      62,367         2,104,886
            HMT TECHNOLOGY CORP. *                                                    44,900           129,088
            HARMONIC, INC. *                                                          42,200         1,925,375
            INFORMATICA CORP. *                                                        4,400           124,300
            LATTICE SEMICONDUCTOR CORP. *                                             22,900           936,037
            MARIMBA, INC. *                                                            8,300           504,225
            MICROS SYSTEMS, INC. *                                                    59,200         1,746,400
            PAIRGAIN TECHNOLOGIES, INC. *                                             36,000           461,250
            PEREGRINE SYSTEMS, INC. *                                                 43,418           976,905
            POWERWAVE TECHNOLOGIES, INC. *                                            94,100         2,858,288
            PROXICOM, INC. *                                                          11,573           259,669
            QLOGIC CORP. *                                                            18,200         1,272,863
            RADISYS CORP. *                                                           92,600         2,905,325
            STERLING COMMERCE, INC. *                                                 75,700         2,370,356
            SYKES ENTERPRISES, INC. *                                                 50,300         1,031,150
            SYMANTEC CORP. *                                                          46,100           916,238
            USINTERNETWORKING, INC. *                                                  8,600           439,675
            VEECO INSTRUMENTS, INC. *                                                 42,512         1,636,712
            VISIO CORP. *                                                             89,500         2,416,500
            VISUAL NETWORKS, INC. *                                                   14,706           412,687
            WIND RIVER SYSTEMS, INC. *                                                65,300           979,500
                                                                                                 -------------
         TOTAL TECHNOLOGY                                                                           46,908,049
                                                                                                 -------------

       TRANSPORTATION (1.7%)
            ATLANTIC COAST AIRLINES HOLDINGS, INC. *                                  29,000           895,375
            C.H. ROBINSON WORLDWIDE, INC.                                             38,600         1,155,587
            EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.                              17,500         1,060,938
                                                                                                 -------------
         TOTAL TRANSPORTATION                                                                        3,111,900
                                                                                                 -------------

       UTILITIES - COMMUNICATIONS (3.2%)
            COMSAT CORP.                                                              87,000         2,827,500
            HYPERION TELECOMMUNICATIONS, INC. *                                       16,600           207,500
            ICG COMMUNICATIONS, INC. *                                                15,200           335,350
            RHYTHMS NETCONNECTIONS, INC. *                                             8,100           668,250
            SOFTNET SYSTEMS, INC. *                                                   17,500           570,938
            SOURCE MEDIA, INC. *                                                      62,100         1,358,437
                                                                                                 -------------
         TOTAL UTILITIES                                                                             5,967,975
                                                                                                 -------------

         TOTAL COMMON STOCKS (COST $154,517,765)                                                   181,571,676
                                                                                                 -------------


                                See accompanying notes to financial statements.

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                                              CMC SMALL CAP FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
                                                                                ------------     -------------
REPURCHASE AGREEMENT (2.3%)
       J.P. MORGAN SECURITIES, INC.
         4.919% DATED 04/30/1999,
         DUE 05/03/1999 IN THE
         AMOUNT OF $4,357,010.
         COLLATERALIZED BY
         U.S. TREASURY NOTES 3.375%
         DUE 01/15/2007.
            (COST $4,356,423)                                                   $  4,356,423     $   4,356,423
                                                                                                 -------------

TOTAL INVESTMENTS (99.4%)
       (COST $158,874,188)                                                                         185,928,099

RECEIVABLES LESS LIABILITIES (0.6%)                                                                  1,058,610
                                                                                                 -------------

NET ASSETS (100.0%)                                                                              $ 186,986,709
                                                                                                 =============

* Non-Income Producing


                                See accompanying notes to financial statements.
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                                         CMC INTERNATIONAL STOCK FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------------------------------------
APRIL 30, 1999

                                                                                      SHARES             VALUE
                                                                                ------------     -------------
COMMON STOCKS (92.6%)
       AUSTRALIA (0.5%)
          RIO TINTO LTD. (MINING-METAL/MINERALS)                                       5,000     $      84,336
                                                                                                 -------------
       BRAZIL (0.4%)
          CIA TECIDOS DO NORTE DE MINAS SA (TEXTILES)                              1,100,000            62,918
                                                                                                 -------------
       CANADA (2.5%)
          ROGERS COMMUNICATIONS, INC. (CLASS B) (MEDIA)*                               5,000            93,730
          SHAW COMMUNICATIONS, INC. (CLASS B) (MEDIA)                                  6,000           246,995
          ST. LAURENT PAPERBOARD, INC. (FORESTRY/PAPER PRODUCTS) *                     7,600            82,194
                                                                                                 -------------
                                                                                                       422,919
                                                                                                 -------------
       FINLAND (1.7%)
          SONERA GROUP OYJ (UTILITIES/COMMUNICATION)                                  15,000           298,343
                                                                                                 -------------
       FRANCE (11.1%)
          ALSTOM SA (ELECTRICAL EQUIPMENT)*                                            3,500           114,788
          AXA-UAP SA (INSURANCE)                                                       2,100           271,493
          BANQUE NATIONALE DE PARIS (BANKS)                                            1,000            82,997
          CAP GEMINI SA (BUSINESS SERVICES)                                            1,700           260,246
          ELF AQUITAINE SA, ADR (OIL)                                                  1,200            93,750
          ESTABLISSEMENTS ECONOMIQUES DU CASINO GUICHARD-
            PERRACHON SA (RETAIL)                                                      1,700           167,622
          FRANCE TELECOM SA, ADR (UTILITIES/COMMUNICATION)                             3,300           267,300
          RENAULT SA (AUTOMOBILES)                                                     3,000           125,812
          SCHNEIDER SA (ELECTRICAL EQUIPMENT)                                          1,800           117,592
          SODEXHO ALLIANCE SA (BUSINESS SERVICES)                                      1,200           197,160
          VIVENDI (UTILITIES)                                                            800           187,131
                                                                                                 -------------
                                                                                                     1,885,891
                                                                                                 -------------
       GERMANY (4.3%)
          MANNESMANN AG (MACHINERY/CAPITAL SPENDING)                                   4,800           632,742
          VOLKSWAGEN AG (AUTOMOBILES)                                                  1,500           106,483
                                                                                                 -------------
                                                                                                       739,225
                                                                                                 -------------
       INDIA (5.2%)
          BANK OF BARODA LTD. (BANKS)                                                 20,800            17,626
          INFOSYS TECHNOLOGIES LTD. (BUSINESS SERVICES)                               10,000           613,681
          MAHINDRA & MAHINDRA LTD. (AUTOMOBILES)                                      45,000           247,834
                                                                                                 -------------
                                                                                                       879,141
                                                                                                 -------------
       IRELAND (2.5%)
          BANK OF IRELAND PLC (BANKS)                                                  9,000           180,434
          CRH PLC (CONSTRUCTION/BUILDING MATERIALS)                                    4,300            84,843
          IRISH LIFE PLC (INSURANCE)                                                  18,500           166,363
                                                                                                 -------------
                                                                                                       431,640
                                                                                                 -------------


                                See accompanying notes to financial statements.

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                                         CMC INTERNATIONAL STOCK FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
                                                                                ------------     -------------
COMMON STOCKS (CONTINUED)
       ITALY (4.8%)
          ALLEANZA ASSICURAZIONI S.P.A (INSURANCE)                                     8,800     $     105,669
          ASSICURAZIONI GENERALI S.P.A (INSURANCE)                                     4,200           163,740
          TELECOM ITALIA S.P.A, ADR (UTILITIES/COMMUNICATION)                          2,300           244,231
          UNICREDITO ITALIANO S.P.A (BANKS)                                           59,000           299,612
                                                                                                 -------------
                                                                                                       813,252
                                                                                                 -------------
       JAPAN (20.9%)
          AVEX, INC. (ENTERTAINMENT/LEISURE)*                                          1,000            92,157
          DON QUIJOTE CO., LTD. (RETAIL)                                               1,000           232,906
          HIROSE ELECTRIC CO., LTD. (ELECTRONICS)                                      2,000           185,990
          NIDEC CORP. (ELECTRICAL EQUIPMENT)                                           1,000           129,858
          NIPPON TELEGRAPH & TELEPHONE CORP. (UTILITIES/
          COMMUNICATION)                                                                  21           228,717
          NOMURA SECURITIES CO., LTD., THE (FINANCIAL SERVICES)                       20,000           215,815
          NTT DATA CORP. (BUSINESS SERVICES)                                              20           158,343
          NTT MOBILE COMMUNICATION NETWORK, INC.
          (UTILITIES/COMMUNICATION)                                                        2           117,291
          OJI PAPER CO., LTD. (FORESTRY/PAPER PRODUCTS)                               14,000            83,863
          OLYMPUS OPTICAL CO., LTD. (ELECTRONICS)                                     20,000           245,976
          RYOHIN KEIKAKU CO., LTD. (RETAIL)                                            1,500           273,330
          SANWA BANK LTD., THE (BANKS)                                                18,000           202,075
          SEKISUI HOUSE LTD. (CONSTRUCTION/BUILDING MATERIALS)                        10,000           112,013
          SHIMAMURA CO., LTD. (RETAIL)                                                 7,500           464,974
          SHOHKOH FUND & CO., LTD. (FINANCIAL SERVICES)                                  270           158,343
          SUMITOMO BANK LTD., THE (BANKING)                                           15,000           203,081
          TAKEDA CHEMICAL INDS., LTD. (PHARMACEUTICALS)                                4,000           173,926
          TOSHIBA CORP. (ELECTRONICS)                                                 27,000           180,963
          WORLD CO., LTD. (TEXTILES)                                                   1,800            99,680
                                                                                                 -------------
                                                                                                     3,559,301
                                                                                                 -------------
       NETHERLANDS (8.9%)
          AEGON NV (INSURANCE)                                                         2,800           268,826
          EQUANT NV (UTILITIES/COMMUNICATION)*                                         7,400           660,450
          ING GROEP NV (INSURANCE)                                                     1,400            86,350
          LAURUS NV (RETAIL)                                                           4,200            90,424
          UNITED PAN-EUROPE COMMUNICATIONS NV, ADR
          (MEDIA)*                                                                     5,000           254,688
          VENDEX NV (RETAIL)                                                           6,000           149,489
                                                                                                 -------------
                                                                                                     1,510,227
                                                                                                 -------------
       SPAIN (3.3%)
          METROVACESA SA (REAL ESTATE)                                                 7,000           152,927
          TELEFONICA SA, ADR (UTILITIES/COMMUNICATION)                                 1,560           217,425
          TELEPIZZA SA (RESTAURANTS)*                                                 30,000           190,432
                                                                                                 -------------
                                                                                                       560,784
                                                                                                 -------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------------------------------------
                                         CMC INTERNATIONAL STOCK FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
                                                                                ------------     -------------
COMMON STOCKS (CONTINUED)
       SWEDEN (1.7%)
          ASSA ABLOY AB (CLASS B) (DIVERSIFIED INDS./MANUFACTURING)                    2,700     $     118,134
          MUNTERS AB (DIVERSIFIED CONSUMER MANUFACTURING)                             17,400           179,983
                                                                                                 -------------
                                                                                                       298,117
                                                                                                 -------------
       SWITZERLAND (4.5%)
          NOVARTIS AG (BEARER) (PHARMACEUTICALS)                                         190           278,426
          ROCHE HOLDING AG (GENUSSSCHEINE) (PHARMACEUTICALS)                              25           294,590
          ZURICH ALLIED AG (REGISTERED) (INSURANCE)                                      300           193,701
                                                                                                 -------------
                                                                                                       766,717
                                                                                                 -------------
       THAILAND (1.3%)
          BANGKOK BANK PUBLIC CO., LTD. (FOREIGN) (BANKS)*                            38,000           113,650
          THAI FARMERS BANK PUBLIC CO., LTD. (FOREIGN) (BANKS)*                       38,000           105,459
                                                                                                 -------------
                                                                                                       219,109
                                                                                                 -------------
       UNITED KINGDOM (19.0%)
          BARCLAYS PLC (BANKS)                                                         6,600           209,770
          BRITISH TELECOMMUNICATIONS PLC
          (UTILITIES/COMMUNICATION)                                                   24,500           411,831
          COLT TELECOM GROUP PLC (UTILITIES/COMMUNICATION)*                            4,400            82,250
          COMPASS GROUP PLC (ENTERTAINMENT/LEISURE)                                   21,000           215,383
          GLAXO WELLCOME PLC (PHARMACEUTICALS)                                         6,000           177,562
          GRANADA GROUP PLC (ENTERTAINMENT/LEISURE)                                    9,096           194,492
          HSBC HOLDINGS PLC (BANKS)                                                    3,500           133,502
          NATIONAL WESTMINSTER BANK PLC (BANKS)                                        6,700           161,492
          NEXT PLC (RETAIL)                                                           10,000           123,495
          ORANGE PLC (UTILITIES/COMMUNICATION)*                                        6,000            81,729
          PEARSON PLC (MEDIA)                                                         13,000           276,712
          SELECT APPOINTMENTS HOLDINGS PLC (BUSINESS SERVICES)*                       16,000           204,032
          SMITHKLINE BEECHAM PLC (PHARMACEUTICALS)                                    30,061           397,858
          VODAFONE GROUP PLC (UTILITIES/COMMUNICATION)                                14,834           273,475
          WPP GROUP PLC (MEDIA)                                                       35,000           309,381
                                                                                                 -------------
                                                                                                     3,252,964
                                                                                                 -------------

          TOTAL COMMON STOCKS (COST $11,915,728)                                                    15,784,884
                                                                                                 -------------

PREFERRED STOCK - GERMANY (0.7%)
          PORSCHE AG (AUTOMOBILES)
          (COST $56,833)                                                                  50           121,665
                                                                                                 -------------

WARRANT - FRANCE (0.4%)
          VIVENDI (05/02/2001) (UTILITIES)*
          (COST $87,225)                                                              29,000            64,123
                                                                                                 -------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------------------------------------
                                         CMC INTERNATIONAL STOCK FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
                                                                                ------------     -------------
REPURCHASE AGREEMENT (4.8%)
       J.P. MORGAN SECURITIES, INC.
          4.919% DATED 04/30/1999,
          DUE 05/03/1999 IN THE
          AMOUNT OF $823,800
          COLLATERALIZED BY
          U.S. TREASURY NOTES 3.375%
          DUE 01/15/2007.
            (COST $823,689)                                                     $    823,689     $     823,689
                                                                                                 -------------

TOTAL INVESTMENTS (98.5%)
       (COST $12,883,475)                                                                           16,794,361

CASH AND RECEIVABLES LESS LIABILITIES (1.5%)                                                           260,747
                                                                                                 -------------

NET ASSETS (100%)                                                                                $  17,055,108
                                                                                                 =============

* Non-Income Producing


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------------------------------------------
                                                 CMC SMALL CAP FUND
                                            CMC INTERNATIONAL STOCK FUND
                                            Portfolios of CMC Fund Trust
                                        STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------------------
April 30, 1999
(Unaudited)
                                                                                    CMC Small     CMC International
                                                                                     Cap Fund            Stock Fund
                                                                            -----------------     -----------------
ASSETS:
  Investments at identified cost ......................................     $     154,517,765     $      12,059,786
-----------------------------------------------------------------------     -----------------     -----------------

  Investments at value ................................................     $     181,571,676     $      15,970,672
  Temporary cash investments, at cost .................................             4,356,423               823,689
  Cash.................................................................                     -               170,651
  Cash denominated in foreign currencies (cost $179,209)...............                     -               179,123
  Receivable for:
    Investments sold...................................................             7,413,545                84,156
    Capital stock sold.................................................             4,061,240                     -
    Interest...........................................................                54,276                 3,732
    Dividends..........................................................                17,782                63,732
                                                                            -----------------     -----------------
  Total assets.........................................................           197,474,942            17,295,755
                                                                            -----------------     -----------------

LIABILITIES:
  Payable for:
    Investments purchased..............................................            10,469,508               226,994
    Accrued expenses ..................................................                18,725                13,653
                                                                            -----------------     -----------------
   Total liabilities...................................................            10,488,233               240,647
                                                                            -----------------     -----------------

NET ASSETS ............................................................     $     186,986,709     $      17,055,108
                                                                            =================     =================

  Net assets consist of:
    Undistributed net investment loss .................................     $        (395,176)    $         (37,894)
    Unrealized appreciation (depreciation) on:
Investments............................................................            27,053,911             3,910,886
Translation of assets and liabilities in foreign currencies............                     -                  (283)
    Undistributed net realized gain (loss) from:
        Investments....................................................             4,297,285               987,785
        Foreign currency transactions..................................                     -               (41,221)
    Capital paid in ...................................................           156,030,689            12,235,835
                                                                            -----------------     -----------------

                                                                            $     186,986,709     $      17,055,108
                                                                            =================     =================

Shares of capital stock outstanding....................................             4,342,482             1,121,219
                                                                            =================     =================

Net asset value, offering and
   redemption price per share *........................................     $           43.06     $           15.21
                                                                            =================     =================

* The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.


                                   See accompanying notes to financial statements.

-------------------------------------------------------------------------------------------------------------------
                                                 CMC SMALL CAP FUND
                                            CMC INTERNATIONAL STOCK FUND
                                            Portfolios of CMC Fund Trust
                                              STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------------------------
For the Six Months Ended April 30, 1999
(Unaudited)
                                                                                    CMC Small     CMC International
                                                                                     Cap Fund            Stock Fund
                                                                            -----------------     -----------------
INVESTMENT INCOME:
      Income:
          Interest.....................................................     $         393,220     $          22,255
          Dividends....................................................               252,987                53,193
          Foreign taxes withheld (net of reclaims).....................                     -                (6,181)
                                                                            -----------------     -----------------
              Total income.............................................               646,207                69,267
                                                                            -----------------     -----------------

        Expenses:
          Investment management fees ..................................               989,051                60,151
          Legal, insurance and auditing fees...........................                18,831                17,219
          Shareholder servicing costs .................................                 9,000                 9,000
          Bank transaction and checking fees...........................                11,250                 8,735
          Custodian fees...............................................                 5,296                 8,110
          Other........................................................                 7,955                 3,946
                                                                            -----------------     -----------------
              Total expenses...........................................             1,041,383               107,161
                                                                            -----------------     -----------------
      Net investment loss .............................................              (395,176)              (37,894)
                                                                            -----------------     -----------------

Realized gain (loss) and unrealized appreciation (depreciation) from investments and foreign currency transactions:
      Net realized gain(loss) from:
          Investments .................................................             7,036,828             1,001,215
          Foreignncurrency transactions ...............................                     -               (41,221)
                                                                            -----------------     -----------------

             Net realized gain ........................................             7,036,828               959,994
                                                                            -----------------     -----------------

      Net unrealized appreciation (depreciation) on:
          Investments .................................................            13,165,888             2,000,160
          Translation of assets and liabilities in foreign currencies .                     -                (1,898)
                                                                            -----------------     -----------------

             Net unrealized appreciation during the period.............            13,165,888             1,998,262
                                                                            -----------------     -----------------

      Net gain on investments and foreign currency transactions........            20,202,716             2,958,256
                                                                            -----------------     -----------------

      Net increase in net assets resulting from operations.............     $      19,807,540     $       2,920,362
                                                                            =================     =================


                                   See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
                                                      CMC SMALL CAP FUND
                                                 CMC INTERNATIONAL STOCK FUND
                                                 Portfolios of CMC Fund Trust
                                              STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------


                                                               CMC Small Cap Fund              CMC International Stock Fund
                                                         --------------------------------    --------------------------------
                                                             Six Months                          Six Months
                                                                  Ended        Year Ended             Ended        Year Ended
                                                         April 30, 1999        October 31,   April 30, 1999        October 31,
                                                            (Unaudited)              1998       (Unaudited)              1998
                                                         --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
          Net investment income (loss)................   $     (395,176)   $     (669,344)   $      (37,894)   $      307,230
          Net realized gain (loss) from:
               Investments............................        7,036,828        29,537,972         1,001,215        10,857,469
               Futures contracts......................                -         1,770,502                 -                 -
               Foreign currency transactions..........                -                 -           (41,221)         (691,668)
          Change in net unrealized appreciation
            (depreciation) on:
               Investments............................       13,165,888       (61,700,383)        2,000,160        (4,831,185)
               Translation of assets and liabilities
               in foreign currencies .................                -                 -            (1,898)           77,019
                                                         --------------    --------------    --------------    --------------
          Net increase (decrease) in net assets
               resulting from operations..............       19,807,540       (31,061,253)        2,920,362         5,718,865
      Distributions to shareholders:
          From net realized gain from
               investment transactions................                -       (31,308,474)                -       (10,805,915)
          In excess of net realized gain from
              investment transactions.................                -        (1,826,187) *              -                 -
      Capital share transactions, net.................     (100,609,994)     (189,785,414)       (1,242,282)      (61,006,570)
                                                         --------------    --------------    --------------    --------------
          Net increase (decrease) in net assets.......      (80,802,454)     (253,981,328)        1,678,080       (66,093,620)

NET ASSETS:
      Beginning of period.............................      267,789,163       521,770,491        15,377,028        81,470,648
                                                         --------------    --------------    --------------    --------------

      End of period ..................................   $  186,986,709    $  267,789,163    $   17,055,108    $   15,377,028
                                                         ==============    ==============    ==============    ==============

       Undistributed net investment income (loss).....   $     (395,176)   $            -    $      (37,894)   $            -
                                                         ==============    ==============    ==============    ==============

 * On a tax basis, there was no return of capital.

                                        See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies:

     CMC Small Cap Fund and CMC International Stock Fund (the Funds) are portfolios of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established two other portfolios, CMC High Yield Fund and CMC Short Term Bond Fund, neither of which are included in these financial statements. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Funds for the preparation of their financial statements in conformity with generally accepted accounting principles.

     Investment valuation. Securities are valued at the closing price for securities traded on a principal exchange (U.S. or Foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or from a pricing service. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Temporary cash investments in short-term securities (with maturities of less than 60 days), principally repurchase agreements, are valued at cost, which approximates market value.

     Futures contracts. The CMC Small Cap Fund occasionally utilizes futures contracts to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities, or any other portfolio asset as permitted by the Securities and Exchange Commission rules and regulations, equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as the "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the gain or loss is reclassified to realized. Using financial futures contracts involves various market risks. The Fund seeks to reduce these risks by investing in financial futures contracts solely for hedging purposes and not for leverage. However, imperfect correlation's between financial futures and the instruments being hedged or market disruptions do not normally permit full control of these risks at all times. CMC Small Cap Fund has not entered into futures contracts during the period.

     Forward foreign currency exchange contracts. The CMC International Stock Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of the portfolio securities denominated in a foreign currency. Contracts are valued at the prevailing forward exchange rate of the underlying currencies. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in the net realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency contracts are recorded for financial reporting purposes as unrealized gains or losses. The CMC International Stock Fund could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the corresponding change (resulting from a change in exchange rates) in value of the securities denominated in that currency. CMC International Stock Fund has not entered into forward contracts during the period.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
              NOTES TO FINANCIAL STATEMENTS (Unaudited), CONTINUED
--------------------------------------------------------------------------------

1.   Significant accounting policies (Continued):

     Foreign currency translations. The books and records of the CMC International Stock Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

          (i) market value of investment securities, other assets, and liabilities at the daily rates of exchange on the valuation date, and

          (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

     The CMC International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign currency gains or losses arise from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the CMC International Stock Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

     Interest and dividend income. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

     Shareholder distributions. The Funds distribute net investment income twice a year and any net realized gains from investment transactions annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales and passive foreign investment companies and return of capital received from REITS.

     Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Federal income taxes. The Funds have made no provision for federal income taxes on net investment income or net realized gains from sales of securities, since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve them from substantially all federal income taxes.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
              NOTES TO FINANCIAL STATEMENTS (Unaudited), CONTINUED
--------------------------------------------------------------------------------

1.   Significant accounting policies (Continued):

     Other. Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs.

       The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreements.

       The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

2.   Investment transactions:

Aggregate purchases, sales and maturities, net realized gain and unrealized appreciation of investments, excluding temporary cash investments, as of and for the six months ended April 30, 1999 were as follows:

                                                                             CMC Small    CMC International
                                                                              Cap Fund           Stock Fund
                                                                     -----------------    -----------------
Purchases:
  Investment securities other than U.S. Government obligations.....  $     225,060,074    $       7,396,378
                                                                     =================    =================
Sales and Maturities:
  Investment securities other than U.S. Government obligations.....  $     300,652,121    $       7,841,965
                                                                     =================    =================

Net Realized Gain:
  Investment securities other than U.S. Government obligations.....  $       7,036,828    $       1,001,215
                                                                     =================    =================

Unrealized Appreciation (Depreciation) for
federal income tax purposes as of April 30, 1999:
  Appreciation.....................................................  $      33,775,298    $       4,739,413
  Depreciation.....................................................         (8,865,289)            (828,527)
                                                                     -----------------    -----------------
    Net unrealized appreciation ...................................  $      24,910,009    $       3,910,886
                                                                     =================    =================

For federal income tax purposes, the cost of investments
owned at April 30, 1999............................................  $     156,661,667    $      12,059,786
                                                                     =================    =================

The net realized gain for CMC Small Cap Fund includes proceeds of $265,389 from shareholder class action suits related to securities held by the Fund.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
              NOTES TO FINANCIAL STATEMENTS (Unaudited), CONTINUED
--------------------------------------------------------------------------------

3.   Capital Stock:

                                                         CMC Small Cap Fund              CMC International Stock Fund
                                                   --------------------------------    --------------------------------
                                                       Six Months                          Six Months
                                                            Ended        Year Ended             Ended        Year Ended
                                                   April 30, 1999        October 31,   April 30, 1999        October 31,
                                                      (Unaudited)              1998       (Unaudited)              1998
                                                   --------------    --------------    --------------    --------------
  Shares:
     Shares sold.................................         987,021         3,526,101           283,356           140,622
     Shares issued for reinvestment
       of dividends..............................               -           795,793                 -           861,716
                                                   --------------    --------------    --------------    --------------
                                                          987,021         4,321,894           283,356         1,002,338
     Less shares redeemed........................      (3,367,773)       (7,189,299)         (388,425)       (1,683,481)
                                                   --------------    --------------    --------------    --------------

     Net increase (decrease) in shares...........      (2,380,752)       (2,867,405)         (105,069)         (681,143)
                                                   ==============    ==============    ==============    ==============

  Amounts:
     Sales.......................................  $   41,450,996    $  166,362,699    $    4,239,000    $    6,648,396
     Reinvestment of dividends...................               -        31,696,418                 -        10,805,915
                                                   --------------    --------------    --------------    --------------
                                                       41,450,996       198,059,117         4,239,000        17,454,311
     Less redemptions............................    (142,060,990)     (387,844,531)       (5,481,282)      (78,460,881)
                                                   --------------    --------------    --------------    --------------

     Net increase (decrease).....................  $ (100,609,994)   $ (189,785,414)   $   (1,242,282)   $  (61,006,570)
                                                   ==============    ==============    ==============    ==============

  Capital stock authorized (shares)                   100,000,000                         100,000,000


4.   Transactions with affiliates and related parties:

                                                                            CMC Small    CMC International
                                                                             Cap Fund           Stock Fund
                                                                     ----------------    -----------------
Investment management fees incurred...............................       $    989,051         $     60,151

Investment management fee computation basis
   (percentage of daily net assets per annum).....................         0.75 of 1%           0.75 of 1%

Transfer agent fee (included in shareholder servicing costs)......       $      9,000         $      9,000

Fees earned by trustees not affiliated with the Fund's investment
  adviser or transfer agent (included in other expenses)..........       $      7,014         $      1,098

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC. The transfer agent is compensated based on a per account fee or a minimum of $1,500 per month. The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees of CMC Fund Trust (the Trust).

J. Jerry Inskeep, Jr., an officer and trustee of the Trust, is affiliated with Fleet Financial Group, Inc., the parent corporation of CMC and CTC, but received no compensation or other payments from the Trust during the period.

                               CMC HIGH YIELD FUND

                          A Portfolio of CMC Fund Trust







                               SEMI-ANNUAL REPORT
                                  (Unaudited)



                                 April 30, 1999









               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------------------------------------------------------
                                                       CMC HIGH YIELD FUND
                                                  A Portfolio of CMC Fund Trust
                                                       FINANCIAL HIGHLIGHTS
                                         (For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------------------------------------------------------


                                                      Six Months                                                          July 6,
                                                           Ended                 Years ended October 31,                      to
                                                  April 30, 1999     ----------------------------------------------   October 31,
                                                     (Unaudited)           1998        1997        1996        1995     1994 (1)
                                                  --------------     ----------  ----------  ----------  ----------   ----------
Net asset value, beginning of period............  $        35.79     $    36.85  $    35.95  $    36.24  $    34.48   $    35.00
                                                  --------------     ----------  ----------  ----------  ----------   ----------
Income from investment operations:
     Net investment income......................            1.47           3.03        3.18        3.23        3.31         0.94
     Net gains or losses on securities (both
       realized or unrealized)..................            0.62          (0.85)       1.28        0.10        2.11        (0.52)
                                                  --------------     ----------  ----------  ----------  ----------   ----------
               Total from investment operations.            2.09           2.18        4.46        3.33        5.42         0.42
                                                  --------------     ----------  ----------  ----------  ----------   ----------

Less distributions:
      Dividends from net investment income......           (1.47)         (3.03)      (3.18)      (3.23)      (3.31)       (0.94)
      Distributions from capital gains..........               -          (0.21)      (0.38)      (0.39)      (0.35)           -
                                                  --------------     ----------  ----------  ----------  ----------   ----------
               Total distributions..............           (1.47)         (3.24)      (3.56)      (3.62)      (3.66)       (0.94)
                                                  --------------     ----------  ----------  ----------  ----------   ----------

Net asset value, end of period..................  $        36.41     $    35.79  $    36.85  $    35.95  $    36.24   $    34.48
                                                  ==============     ==========  ==========  ==========  ==========   ==========

Total return....................................           5.91% (2)      6.00%      12.90%       9.61%      16.49%        1.21% (2)

Ratios/Supplemental data
Net assets, end of period (in thousands)........  $      309,721     $  263,912  $  119,196  $   69,614  $   42,192   $   9,602
Ratio of expenses to average net assets.........           0.43% (3)      0.45%       0.45%       0.50%       0.54%        0.54% (3)
Ratio of net income to average net assets.......           8.21% (3)      8.28%       8.60%       8.90%       9.36%        9.86% (3)
Portfolio turnover rate.........................          45.59% (3)     70.56%      68.96%      56.06%      45.64%       72.67% (3)

(1) From inception of operations.
(2) Not annualized.
(3) Annualized.

                                         See accompanying notes to financial statements.

-------------------------------------------------------------------------------------------------------------
                                              CMC HIGH YIELD FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------
APRIL 30, 1999

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
CORPORATE BONDS (96.0%)
INDUSTRIAL (77.1%)
     BASIC INDUSTRY & MANUFACTURING (6.8%)
       MANUFACTURING (6.1%)
            AVIATION SALES CO.
             SENIOR SUBORDINATED NOTES
               8.125% 02/15/2008                                              $ 7,185,000        $  7,202,962
            BALL CORP.
             SENIOR NOTES
               7.750% 08/01/2006                                                2,450,000           2,529,625
            BALL CORP.
             SENIOR SUBORDINATED NOTES
               8.250% 08/01/2008                                                1,390,000           1,438,650
            SILGAN HOLDINGS, INC.
             SENIOR SUBORDINATED DEBENTURES
               9.000% 06/01/2009                                                2,715,000           2,796,450
            TITAN WHEEL INTERNATIONAL, INC.
             SENIOR SUBORDINATED NOTES
               8.750% 04/01/2007                                                5,100,000           4,845,000
                                                                                                 ------------
                                                                                                   18,812,687
                                                                                                 ------------
       METALS/MINING (0.7%)
            RYERSON TULL, INC.
             NOTES
               8.500% 07/15/2001                                                2,250,000           2,317,500
                                                                                                 ------------

       TOTAL BASIC INDUSTRY & MANUFACTURING                                                        21,130,187
                                                                                                 ------------

     BUSINESS & CONSUMER SERVICES (34.5%)
       SERVICES & PUBLISHING (8.2%)
            ALLIED WASTE NORTH AMERICA, INC.
             SENIOR NOTES, SERIES B
               7.625% 01/01/2006                                                2,800,000           2,737,000
            IRON MOUNTAIN, INC.
             SENIOR SUBORDINATED NOTES
               10.125% 10/01/2006                                               4,500,000           4,871,250
            PROTECTION ONE ALARM MONITORING, INC.
             SENIOR NOTES
               7.375% 08/15/2005                                                6,450,000           6,296,812
            RENTAL SERVICE CORP.
             SENIOR SUBORDINATED NOTES
                9.000% 05/15/2008                                               6,460,000           6,524,600


                                See accompanying notes to financial statements.

                                                       2

-------------------------------------------------------------------------------------------------------------
                                              CMC HIGH YIELD FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
CORPORATE BONDS (CONTINUED)
            UNITED STATIONERS SUPPLY CO.
             SENIOR SUBORDINATED NOTES
               8.375% 04/15/2008                                              $ 4,565,000        $  4,587,825
            WORLD COLOR PRESS, INC.
             SENIOR SUBORDINATED NOTES
               8.375% 11/15/2008                                                  500,000             505,000
                                                                                                 ------------
                                                                                                   25,522,487
                                                                                                 ------------
       ENTERTAINMENT & MEDIA (26.3%)
            ADELPHIA COMMUNICATIONS CORP.
             SENIOR NOTES, SERIES B
               10.500% 07/15/2004                                               5,965,000          6,576,412
            BRESNAN COMMUNICATIONS GROUP L.L.C. (144A)
             SENIOR NOTES
               8.000% 02/01/2009                                                  500,000            513,750
            CAPSTAR BROADCASTING CORP.
             SENIOR SUBORDINATED NOTES, SERIES B
               10.750% 05/15/2006                                               1,442,000          1,615,040
            CENTURY COMMUNICATIONS CORP.
             SENIOR DISCOUNT NOTES
               0.000% 03/15/2003                                                6,985,000          5,029,200
            CINEMARK USA, INC.
             SENIOR SUBORDINATED NOTES, SERIES B
               9.625% 08/01/2008                                                5,075,000          5,227,250
            COMCAST CORP.
             SENIOR SUBORDINATED DEBENTURES
               9.500% 01/15/2008                                                5,825,000          6,141,298
            HOLLINGER INTERNATIONAL PUBLISHING, INC.
             SENIOR NOTES
               8.625% 03/15/2005                                                6,160,000          6,375,600
            JACOR COMMUNICATIONS CO.
             SENIOR SUBORDINATED NOTES, SERIES B
               8.750% 06/15/2007                                                4,475,000          4,765,875
            JONES INTERCABLE, INC.
             SENIOR NOTES
               8.875% 04/01/2007                                                3,740,000          4,085,950
               7.625% 04/15/2008                                                1,700,000          1,797,750
            LAMAR ADVERTISING CO.
             SENIOR SUBORDINATED NOTES
               9.625% 12/01/2006                                                5,960,000          6,377,200
            LENFEST COMMUNICATIONS, INC.
             SENIOR NOTES
               8.375% 11/01/2005                                                5,200,000          5,564,000


                                See accompanying notes to financial statements.

                                                       3

-------------------------------------------------------------------------------------------------------------
                                              CMC HIGH YIELD FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
CORPORATE BONDS (CONTINUED)
            NEWS CORPORATION LTD.
             SENIOR SUBORDINATED NOTES
               8.750% 02/15/2006                                              $ 2,250,000        $  2,368,125
            OUTDOOR SYSTEMS, INC.
             SENIOR SUBORDINATED NOTES
               9.375% 10/15/2006                                                5,990,000           6,424,275
            PRIMEDIA, INC.
             SENIOR NOTES
               10.250% 06/01/2004                                               2,600,000           2,723,500
            SINCLAIR BROADCAST GROUP, INC.
             SENIOR SUBORDINATED NOTES
               8.750% 12/15/2007                                                4,250,000           4,271,250
            USA NETWORKS, INC. (144A)
             SENIOR NOTES
               6.750% 11/15/2005                                                7,000,000           6,956,250
            YOUNG BROADCASTING, INC.
             SENIOR SUBORDINATED NOTES, SERIES B
               10.125% 02/15/2005                                               4,250,000           4,499,688
                                                                                                 ------------
                                                                                                   81,312,413
                                                                                                 ------------

       TOTAL BUSINESS & CONSUMER SERVICES                                                         106,834,900
                                                                                                 ------------

     CONSUMER CYCLICAL (13.5%)
       AUTO & AUTO PARTS (3.5%)
            AMERICAN AXLE & MANUFACTURING, INC. (144A)
             SENIOR SUBORDINATED NOTES
               9.750% 03/01/2009                                                3,000,000           3,120,000
            FEDERAL MOGUL CORP.
             NOTES
               7.750% 07/01/2006                                                1,960,000           1,963,763
            HAYES WHEELS INTERNATIONAL, INC.
             SENIOR SUBORDINATED NOTES, SERIES B
               9.125% 07/15/2007                                                5,465,000           5,710,925
                                                                                                 ------------
                                                                                                   10,794,688
                                                                                                 ------------
       HOTELS & GAMING (3.1%)
            HARRAHS OPERATING, INC.
             GUARANTEED SENIOR NOTES
               7.500% 01/15/2009                                                5,750,000           5,773,000
            RIO HOTEL & CASINO, INC.
             SENIOR SUBORDINATED NOTES
               9.500% 04/15/2007                                                3,500,000           3,972,500
                                                                                                 ------------
                                                                                                    9,745,500
                                                                                                 ------------


                                See accompanying notes to financial statements.

                                                       4

-------------------------------------------------------------------------------------------------------------
                                              CMC HIGH YIELD FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
CORPORATE BONDS (CONTINUED)
       HOUSING RELATED (2.8%)
            NORTEK, INC.
             SENIOR NOTES, SERIES B
               9.125% 09/01/2007                                              $ 3,000,000        $  3,097,500
            NORTEK, INC. (144A)
             SENIOR NOTES
               8.875% 08/01/2008                                                  450,000             463,500
            WEBB (DEL) CORP.
             SENIOR SUBORDINATED DEBENTURES
               9.000% 02/15/2006                                                4,990,000           5,002,475
                                                                                                 ------------
                                                                                                    8,563,475
                                                                                                 ------------
       RETAIL (4.1%)
            AMES DEPARTMENT STORES (144A)
             SENIOR NOTES
               10.000% 04/15/2006                                               4,000,000           3,950,000
            MAXIM GROUP, INC.
             SENIOR SUBORDINATED NOTES, SERIES B
               9.250% 10/15/2007                                                3,100,000           3,061,250
            ZALE CORP.
             SENIOR NOTES, SERIES B
               8.500% 10/01/2007                                                5,650,000           5,777,125
                                                                                                 ------------
                                                                                                   12,788,375
                                                                                                 ------------

       TOTAL CONSUMER CYCLICAL                                                                     41,892,038
                                                                                                 ------------

     CONSUMER STAPLES (10.5%)
       FOOD/BEVERAGE/TOBACCO (2.0%)
            PURINA MILLS, INC.
             SENIOR SUBORDINATED NOTES
               9.000% 03/15/2010                                                3,000,000           2,610,000
            TRICON GLOBAL RESTAURANTS, INC.
             SENIOR NOTES
               7.450% 05/15/2005                                                3,500,000           3,565,625
                                                                                                 ------------
                                                                                                    6,175,625
                                                                                                 ------------
       HEALTH CARE (5.9%)
            CONMED CORP.
             SENIOR SUBORDINATED NOTES
               9.000% 03/15/2008                                                4,110,000           4,120,275
            HEALTHSOUTH CORP.
             SENIOR SUBORDINATED NOTES
               9.500% 04/01/2001                                                6,843,000           7,013,391
            QUORUM HEALTH GROUP, INC.
             SENIOR SUBORDINATED NOTES
               8.750% 11/01/2005                                                1,325,000           1,325,000


                                See accompanying notes to financial statements.

                                                       5

-------------------------------------------------------------------------------------------------------------
                                              CMC HIGH YIELD FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
CORPORATE BONDS (CONTINUED)
            TENET HEALTHCARE CORP.
             SENIOR NOTES
               8.625% 12/01/2003                                              $ 2,250,000        $  2,278,125
            TENET HEALTHCARE CORP. (144A)
             SENIOR SUBORDINATED NOTES
               8.125% 12/01/2008                                                3,500,000           3,430,000
                                                                                                 ------------
                                                                                                   18,166,791
                                                                                                 ------------
       HOUSEHOLD PRODUCTS (0.3%)
            THE SCOTTS CO. (144A)
             SENIOR SUBORDINATED NOTES
               8.625% 01/15/2009                                                1,000,000           1,035,000
                                                                                                 ------------

       OTHER (2.3%)
            WESTPOINT STEVENS, INC.
             SENIOR NOTES
               7.875% 06/15/2005                                                6,950,000           7,106,375
                                                                                                 ------------

       TOTAL CONSUMER STAPLES                                                                      32,483,791
                                                                                                 ------------

     ENERGY (6.6%)
            GULF CANADA RESOURCES LTD.
             SENIOR SUBORDINATED DEBENTURES
               9.625% 07/01/2005                                                5,000,000           5,112,500
            NEWPARK RESOURCES, INC.
             SENIOR SUBORDINATED NOTES, SERIES B
               8.625% 12/15/2007                                                6,630,000           6,397,950
            SANTA FE ENERGY RESOURCE, INC.
             SENIOR SUBORDINATED DEBENTURES
               11.000% 05/15/2004                                               5,500,000           5,788,750
            VINTAGE PETROLEUM, INC. (144A)
             SENIOR SUBORDINATED NOTES
               9.750% 06/30/2009                                                3,000,000           3,097,500
                                                                                                 ------------
                                                                                                   20,396,700
                                                                                                 ------------

     TECHNOLOGY (2.2%)
            UNISYS CORP.
             SENIOR NOTES
               11.750% 10/15/2004                                               6,050,000           6,851,625
                                                                                                 ------------

     TRANSPORTATION (3.0%)
            ALLIED HOLDING, INC.
             SENIOR NOTES, SERIES B
               8.625% 10/01/2007                                                5,500,000           5,335,000


                                See accompanying notes to financial statements.

                                                       6

-------------------------------------------------------------------------------------------------------------
                                              CMC HIGH YIELD FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
CORPORATE BONDS (CONTINUED)
            TEEKAY SHIPPING CORP.
             GTD. 1ST PFD. SHIP. MTG. NOTES
               8.320% 02/01/2008                                              $ 3,925,000        $  3,856,313
                                                                                                 ------------
                                                                                                    9,191,313
                                                                                                 ------------

       TOTAL INDUSTRIAL                                                                           238,780,554
                                                                                                 ------------

UTILITIES (17.5%)
     ELECTRIC (8.5%)
            AES CORP.
             SENIOR SUBORDINATED NOTES
               10.250% 07/15/2006                                               4,700,000           4,982,000
            AES CORP.
             SENIOR SUBORDINATED EXCHANGE NOTES
               8.375% 08/15/2007                                                3,500,000           3,465,000
            CMS ENERGY X-TRAS (144A)
             PASS THRU TRUST I
             SENIOR UNSECURED NOTES
               7.000% 01/15/2005                                                6,235,000           6,080,746
            CALPINE CORP.
             SENIOR NOTES
               7.625% 04/15/2006                                                3,500,000           3,477,565
            NIAGARA MOHAWK POWER CORP.
             SENIOR NOTES, SERIES D
               7.250% 10/01/2002                                                8,000,000           8,140,320
                                                                                                 ------------
                                                                                                   26,145,631
                                                                                                 ------------
     TELECOMMUNICATIONS (9.0%)
            FLAG LTD.
             SENIOR NOTES
               8.250% 01/30/2008                                                6,710,000           6,659,675
            LEVEL 3 COMMUNICATIONS, INC.
             SENIOR NOTES
               9.125% 05/01/2008                                                3,465,000           3,542,963
            LEVEL 3 COMMUNICATIONS, INC. (144A)
             SENIOR DISCOUNT NOTES
             STEP-UP COUPON
               0.000% TO 12/01/2003, THEN 10.500% TO 12/01/2008                 3,700,000           2,377,250
            MCLEODUSA, INC.(144A)
             SENIOR NOTES
               8.125% 02/15/2009                                                6,000,000           5,955,000
            METROMEDIA FIBER NETWORK, INC. (144A)
             SENIOR NOTES
               10.000% 11/15/2008                                               1,000,000           1,075,000


                                See accompanying notes to financial statements.

                                                       7

-------------------------------------------------------------------------------------------------------------
                                              CMC HIGH YIELD FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
CORPORATE BONDS (CONTINUED)
            NEXTLINK COMMUNICATIONS, INC.
             SENIOR DISCOUNT NOTES
             STEP-UP COUPON
               0.000% TO 04/15/2003, THEN 9.450% TO 04/15/2008                $ 3,450,000        $  2,225,250
            NEXTLINK COMMUNICATIONS, INC. (144A)
             SENIOR NOTES
               10.750% 11/15/2008                                               2,500,000           2,675,000
            PAGING NETWORK, INC.
             SENIOR SUBORDINATED NOTES
               10.000% 10/15/2008                                               4,150,000           3,444,500
                                                                                                 ------------
                                                                                                   27,954,638
                                                                                                 ------------

       TOTAL UTILITIES                                                                             54,100,269
                                                                                                 ------------

YANKEE (1.4%)
            KOREA DEVELOPMENT BANK
             BONDS
               6.500% 11/15/2002                                                4,500,000           4,363,965
                                                                                                 ------------

       TOTAL CORPORATE BONDS
               (COST $298,445,417)                                                                297,244,788
                                                                                                 ------------

REPURCHASE AGREEMENT (2.2%)
       J.P. MORGAN SECURITIES, INC.
            4.919% DATED 04/30/1999,
            DUE 05/03/1999 IN THE
            AMOUNT OF $6,903,884.
            COLLATERALIZED BY
            U.S. TREASURY NOTES 3.375%
            DUE 01/15/2007.
               (COST $6,902,954)                                                6,902,954           6,902,954
                                                                                                 ------------

TOTAL INVESTMENTS (98.2%)
     (COST $305,348,371)                                                                          304,147,742

RECEIVABLES LESS LIABILITIES (1.8%)                                                                 5,573,167
                                                                                                 ------------

NET ASSETS (100.0%)                                                                              $309,720,909
                                                                                                 ============


                                See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------
                                       CMC HIGH YIELD FUND
                                  A Portfolio of CMC Fund Trust
                         STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
-----------------------------------------------------------------------------------------------
April 30, 1999


ASSETS:
  Investments at identified cost ...............................................  $ 298,445,417
--------------------------------------------------------------------------------  -------------

  Investments at value .........................................................  $ 297,244,788
  Temporary cash investment, at cost ...........................................      6,902,954
  Interest receivable...........................................................      6,115,895
  Capital stock sold............................................................         85,000
                                                                                  -------------
  Total assets..................................................................    310,348,637
                                                                                  -------------

LIABILITIES:
  Payable for:
    Capital stock redeemed......................................................        375,000
    Dividends and distributions.................................................        236,383
    Accrued expenses ...........................................................         16,345
                                                                                  -------------
  Total liabilities.............................................................        627,728
                                                                                  -------------

NET ASSETS .....................................................................  $ 309,720,909
                                                                                  =============

  Net assets consist of:
    Unrealized depreciation on investments......................................     (1,200,629)
    Undistributed net realized loss from investments............................     (1,400,956)
    Capital paid in ............................................................    312,322,494
                                                                                  -------------
                                                                                  $ 309,720,909
                                                                                  =============

Shares of capital stock outstanding ............................................      8,505,475
                                                                                  =============

Net asset value, offering and
   redemption price per share *.................................................  $       36.41
                                                                                  =============

* The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.


                        See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------
                                       CMC HIGH YIELD FUND
                                  A Portfolio of CMC Fund Trust
                               STATEMENT OF OPERATIONS (Unaudited)
-----------------------------------------------------------------------------------------------
For the Six Months Ended April 30, 1999


INVESTMENT INCOME:
      Income:
          Interest..............................................................  $  12,560,930
                                                                                  -------------

      Expenses:
          Investment management fees ...........................................  $     585,903
          Shareholder servicing costs...........................................          9,000
          Financial information and accounting..................................          3,632
          Custodian fees........................................................          5,847
          Bank transaction and checking fees....................................            900
          Registration fees.....................................................            110
          Legal, insurance and auditing fees....................................         15,249
          Other.................................................................          6,200
                                                                                   ------------
              Total expenses....................................................        626,841
                                                                                   ------------

      Net investment income.....................................................     11,934,089
                                                                                   ------------

Realized loss and unrealized appreciation from investment transactions:
      Net realized loss from investments........................................     (1,443,286)

      Net unrealized appreciation on investments during the period..............      6,071,632
                                                                                   ------------

      Net gain on investments...................................................      4,628,346
                                                                                   ------------

      Net increase in net assets resulting from operations......................   $ 16,562,435
                                                                                   ============


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------------------------------------------
                                                 CMC HIGH YIELD FUND
                                            A Portfolio of CMC Fund Trust
                                         STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                          Ended
                                                                                  April 30,1999          Year Ended
                                                                                    (Unaudited)    October 31, 1998
                                                                                  -------------    ----------------
INCREASE IN NET ASSETS:
      Operations:
           Net investment income ...............................................  $  11,934,089       $  17,447,259

           Net realized gain (loss) from investments............................     (1,443,286)          1,542,274
           Change in net unrealized appreciation (depreciation)
              on investments....................................................      6,071,632          (9,721,765)
                                                                                  -------------       -------------

           Net increase in net assets resulting from operations.................     16,562,435           9,267,768

      Distributions to shareholders:
           From net investment income...........................................    (11,934,089)        (17,447,259)
           From net realized gain from investment transactions..................              -          (1,530,874)

      Capital share transactions, net ..........................................     41,181,007         154,425,524
                                                                                  -------------       -------------

           Net increase in net assets...........................................     45,809,353         144,715,159

NET ASSETS:
      Beginning of period.......................................................    263,911,556         119,196,397
                                                                                  -------------       -------------

      End of period ............................................................  $ 309,720,909       $ 263,911,556
                                                                                  =============       =============


                                   See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies:

     CMC High Yield Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established three other portfolios, CMC Small Cap Fund, CMC International Stock Fund and CMC Short Term Bond Fund, which are not included in this financial statement. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Fund for the preparation of its financial statements in conformity with generally accepted accounting principles.

     Investment valuation. Portfolio securities are valued using current market valuations. These values are based on prices obtained from a pricing service provided by a major dealer in bonds, when such prices are available. However, in circumstances where deemed appropriate to do so, the securities will be valued at the representative bid price quoted by a market maker in the securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Where pricing services or market quotations are not readily available, securities will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Temporary cash investments in short-term securities (with maturities of less than 60 days), principally repurchase agreements, are valued at cost, which approximates market value.

     Interest income. Interest income is recorded on the accrual basis. Amortization of discount or premium is recorded over the life of the respective instrument.

     Shareholder distributions. The Fund distributes net investment income monthly and any net realized gains from investment transactions annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of losses from wash sales.

     Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Federal income taxes. The Fund has made no provisions for federal income taxes on net investment income or net realized gains from sales of investment securities, since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve it from substantially all federal income taxes.

     Other. Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
              NOTES TO FINANCIAL STATEMENTS (Unaudited), CONTINUED
--------------------------------------------------------------------------------

1.   Significant accounting policies (continued):

     The Fund, through its custodian, receives delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreement. The Fund's investment adviser determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     The Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. At April 30, 1999, 4.2% of the Fund's debt securities were rated Baa, 46.0% were rated Ba, 49.0% were rated B, and 0.9% were rated Caa by Moody's Investor Services, Inc.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

2.   Investment transactions:

Aggregate purchases, sales and maturities, net realized loss and net unrealized depreciation of investments, excluding temporary cash investments, as of and for the six months ended April 30,1999 were as follows:

Purchases:
   Investment securities other than U.S. Government obligations.................  $ 77,272,902
   U.S. Government obligations..................................................    18,698,750
                                                                                  ------------
        Total purchases.........................................................  $ 95,971,652
                                                                                  ============

Sales and Maturities:
   Investment securities other than U.S. Government obligations.................  $ 43,467,424
   U.S. Government obligations..................................................    18,521,406
                                                                                  ------------
        Total sales and maturities..............................................  $ 61,988,830
                                                                                  ============

Net Realized Loss:
   Investment securities other than U.S. Government obligations.................  $ (1,265,942)
   U.S. Government obligations..................................................      (177,344)
                                                                                  ------------
        Total net realized loss.................................................  $ (1,443,286)
                                                                                  ============

Unrealized Appreciation (Depreciation) for
federal income tax purposes as of April 30, 1999:
  Appreciation..................................................................  $  3,435,889
  Depreciation..................................................................    (4,636,518)
                                                                                  ------------
    Net unrealized depreciation.................................................  $ (1,200,629)
                                                                                  ============

For federal income tax purposes, the cost of
investments owned at April 30, 1999.............................................  $298,445,417
                                                                                  ============

3.   Capital Stock:

                                                                      Six Months
                                                                           Ended
                                                                   April 30,1999         Year Ended
                                                                     (Unaudited)   October 31, 1998
                                                                   -------------   ----------------
  Shares:
     Shares sold.................................................      1,784,637          5,056,688
     Shares issued for reinvestment of dividends.................        287,103            449,779
                                                                   -------------   ----------------
                                                                       2,071,740          5,506,467
     Less shares redeemed........................................       (939,736)        (1,367,967)
                                                                   -------------   ----------------
     Net increase in shares......................................      1,132,004          4,138,500
                                                                   =============   ================

  Amounts:
     Sales.......................................................  $  65,011,000   $    188,362,556
     Reinvestment of dividends...................................     10,485,007         16,572,230
                                                                   -------------   ----------------
                                                                      75,496,007        204,934,786
     Less redemptions............................................    (34,315,000)       (50,509,262)
                                                                   -------------   ----------------
     Net increase................................................  $  41,181,007   $    154,425,524
                                                                   =============   ================

  Capital stock authorized (shares)                                  100,000,000

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

4.   Transactions with affiliates and related parties:

Investment management fees incurred.............................................$    585,903

Investment management fee
  computation basis (percentage of daily net assets
  per annum)....................................................................  0.40 of 1%

Transfer agent fee (included in shareholder
  servicing costs)..............................................................$      9,000

Fees earned by trustees not affiliated with the Fund's
  investment adviser or transfer agent (included in other expenses).............$      4,495


The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC. The transfer agent is compensated based on a per account fee or a minimum of $1,500 per month. The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees of CMC Fund Trust (the Trust).

J. Jerry Inskeep, Jr., an officer and trustee of the Trust, is affiliated with Fleet Financial Group, Inc., the parent corporation of CMC and CTC, but received no compensation or other payments from the Trust during the period.

                            CMC SHORT TERM BOND FUND

                         A Portfolio of CMC Fund Trust







                               SEMI-ANNUAL REPORT
                                  (Unaudited)



                                 April 30, 1999









               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

---------------------------------------------------------------------------------------------------------
                                           CMC SHORT TERM BOND FUND
                                         A Portfolio of CMC Fund Trust
                                             FINANCIAL HIGHLIGHTS
                               (For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------------------

                                                                         Six Months            February 2,
                                                                              Ended                    to
                                                                     April 30, 1999            October 31,
                                                                        (Unaudited)              1998 (1)
                                                                     --------------        --------------
Net asset value, beginning of period................................ $        12.09        $        12.00
                                                                     --------------        --------------
Income from investment operations:
     Net investment income..........................................           0.35                  0.54
     Net gains or losses on securities (both realized
       or unrealized)...............................................          (0.14)                 0.09
                                                                     --------------        --------------
               Total from investment operations.....................           0.21                  0.63
                                                                     --------------        --------------

Less distributions:
      Dividends from net investment income..........................          (0.35)                (0.54)
                                                                     --------------        --------------

Net asset value, end of period...................................... $        11.95        $        12.09
                                                                     ==============        ==============

Total return .......................................................          1.78% (2)             5.38% (2)

Ratios/Supplemental data
Net assets, end of period (in thousands)............................ $      100,620        $       42,692
Ratio of expenses to average net assets.............................          0.25% (3)             0.25% (3)
Ratio of net income to average net assets...........................          6.10% (3)             5.97% (3)
Portfolio turnover rate.............................................        144.45% (3)           132.09% (3)
Ratio of net income to average net assets before
   voluntary reimbursement..........................................          0.36% (3)             0.38% (3)

(1)   From inception of operations.
(2)   Not annualized.
(3)   Annualized.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------------------------------------
                                           CMC SHORT TERM BOND FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------
APRIL 30, 1999

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
U.S. GOVERNMENT SECURITIES (34.7%)
     U.S. TREASURY NOTES & BONDS (5.2%)
            5.375% 07/31/2000                                                 $ 1,420,000        $  1,426,213
            7.000% 07/15/2006                                                   3,425,000           3,744,487
                                                                                                 ------------
                                                                                                    5,170,700
                                                                                                 ------------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
         (GNMA) (10.3%)
            6.000% 03/15/2028 - 05/15/2029                                      2,609,525           2,529,609
            6.500% 03/15/2029 - 05/15/2029                                      2,598,708           2,584,090
            7.000% 11/15/2027 - 03/15/2029                                      5,217,915           5,297,814
                                                                                                 ------------
                                                                                                   10,411,513
                                                                                                 ------------

     FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (0.3%)
            8.750% 02/01/2001 - 04/01/2002                                        301,381             304,395
                                                                                                 ------------

     AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (14.4%)
         FHLMC (10.8%)
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1543 CL. XN
               7.000% 07/15/2023                                                  265,000             270,284
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 2057 CL. PD
               6.750% 11/15/2026                                                  350,000             353,037
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 2068 CL. CL
               6.500% 03/15/2026                                                  370,000             370,819
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 2065 CL. PG
               6.000% 04/15/2021                                                  210,000             210,442
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 2104 CL. PD
               6.000% 05/15/2021                                                2,000,000           1,991,400
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 2103 CL. TC
               6.000% 11/15/2023                                                  320,000             315,098
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 2110 CL. PD
               6.000% 11/15/2026                                                2,500,000           2,431,781
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 2114 CL. PE
               6.000% 11/15/2023                                                  290,000             286,336


                                See accompanying notes to financial statements.

                                                       2

-------------------------------------------------------------------------------------------------------------
                                           CMC SHORT TERM BOND FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 2113 CL. MU
               6.500% 08/15/2027                                              $ 1,330,000        $  1,333,480
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 2113 CL. QE
               6.000% 11/15/2027                                                1,440,000           1,400,544
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1570 CL. D
               0.000% 03/15/2000                                                  199,208             194,662
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1767 CL. H
               7.500% 09/15/2022                                                  900,000             929,637
            FHLMC GNMA MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES G40 CL. N
               6.500% 05/17/2021                                                  804,178             804,383
                                                                                                 ------------
                                                                                                   10,891,903
                                                                                                 ------------
         FNMA (3.0%)
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1993-87 CL. G
              6.500% 01/25/2019                                                   270,000             271,787
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1993-87 CL. H
              6.500% 10/25/2001                                                 1,300,000           1,302,431
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1993-241 CL. PE
              0.000% 10/25/1999                                                   205,824             203,058
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1994-10 CL. KC
              6.500% 10/25/2010                                                   400,000             401,977
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1994-97 CL. PB
              0.000% 06/25/1999                                                    72,100              71,604
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. G97-3 CL. VB
              7.000% 08/20/2006                                                   250,000             255,050
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1997-63 CL. PH
              7.000% 07/18/2026                                                   480,000             489,379
                                                                                                 ------------
                                                                                                    2,995,286
                                                                                                 ------------
         OTHER AGENCY COLLATERALIZED MORTGAGE
            OBLIGATIONS (0.6%)
            RYLAND ACCEPTANCE CORP. FOUR
              SERIES 26 CL. C
              9.000% 12/01/2016                                                   133,942             135,866


                                See accompanying notes to financial statements.

                                                       3

-------------------------------------------------------------------------------------------------------------
                                           CMC SHORT TERM BOND FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
            WESTAM MORTGAGE FINANCIAL CORP.
              SERIES 10 CL. C
              0.000% 02/26/2002                                               $   420,260        $    407,794
                                                                                                 ------------
                                                                                                      543,660
                                                                                                 ------------

         TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                                          14,430,849
                                                                                                 ------------

     OTHER GOVERNMENT AGENCY (4.5%)
            A.I.D., MOROCCO
              5.062% 05/01/2023                                                   400,000             389,000
            SMALL BUSINESS ADMINISTRATION
              5.375% 10/25/2021 - 06/25/2022                                    2,188,837           2,199,674
              5.500% 07/25/2021 - 11/25/2021                                      456,725             459,294
              5.875% 01/25/2017                                                 1,473,864           1,483,076
                                                                                                 ------------
                                                                                                    4,531,044
                                                                                                 ------------

         TOTAL U.S. GOVERNMENT SECURITIES
            (COST $35,167,534)                                                                     34,848,501
                                                                                                 ------------

OTHER SECURITIZED LOANS (23.5%)
     ASSET BACKED SECURITIES (20.3%)
            ABFS MORTGAGE LOAN TRUST
              SERIES 1997-2 CL. A-5
              7.125% 01/15/2029                                                   300,000             305,538
            AFC HOME EQUITY LOAN TRUST
              SERIES 1993-1 CL. A
              5.900% 05/20/2008                                                   576,328             576,711
            CITYSCAPE HOME EQUITY LOAN TRUST
              SERIES 1997-B CL. A-7
              7.410% 05/25/2028                                                   320,000             330,568
            CITYSCAPE HOME LOAN OWNER TRUST
              SERIES 1997-3 CL. A-5
              7.890% 07/25/2018                                                   850,000             861,550
            CITYSCAPE HOME LOAN OWNER TRUST
              SERIES 1997-4 CL. A-4
              7.440% 10/25/2018                                                 2,000,000           2,003,936
            CONTIMORTGAGE HOME EQUITY LOAN TRUST
              SERIES 1997-3 CL. A-8
              7.580% 08/15/2028                                                 2,000,000           2,087,325
            CORESTATES HOME EQUITY TRUST
              SERIES 1996-1 CL. A-2
              6.750% 12/15/2005                                                    39,828              40,008


                                See accompanying notes to financial statements.

                                                       4

-------------------------------------------------------------------------------------------------------------
                                           CMC SHORT TERM BOND FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
OTHER SECURITIZED LOANS (CONTINUED)
            CROWN HOME EQUITY LOAN TRUST
              SERIES 1996-1 CL. A-5
              7.300% 04/25/2027                                               $   450,000        $    463,905
            FIRST UNION STUDENT LOAN TRUST
             SERIES 1997-1 CL. A-1
              5.037% 07/25/2004                                                 1,773,746           1,763,891
            FIRSTPLUS HOME LOAN OWNER TRUST
              SERIES 1996-4 CL. A-5
              6.530% 07/10/2011                                                 1,000,000           1,006,705
            FIRSTPLUS HOME LOAN OWNER TRUST
              SERIES 1997-3 CL. A-6
              7.080% 07/10/2017                                                 2,040,000           2,075,815
            GREEN TREE FINANCIAL CORP.
             SERIES 1996-4 CL. A-7
              7.900% 06/15/2027                                                 1,215,000           1,300,941
            IMC HOME EQUITY LOAN TRUST
              SERIES 1995-3 CL. A-5
              7.500% 04/25/2026                                                   300,000             309,914
            IMC HOME EQUITY LOAN TRUST
              SERIES 1997-3 CL. A-6
              7.520% 08/20/2028                                                   830,000             866,437
            MORGAN STANLEY CAPITAL I, INC.
              SERIES 1997-C1 CL. A-1C
              7.630% 02/15/2020                                                   492,500             521,065
            NEW CENTURY HOME EQUITY LOAN TRUST
              SERIES 1997-NC5 CL. A-4
              6.780% 08/25/2025                                                 1,450,000           1,471,090
            OAKWOOD MORTGAGE INVESTORS, INC.
             SERIES 1996-C CL. A-3
              6.750% 04/15/2027                                                   275,000             277,600
            SLM STUDENT LOAN TRUST
              SERIES 1998-1 CL. A-1
              5.167% 01/25/2007                                                 1,306,962           1,304,289
            SOUTHERN PACIFIC SECURED ASSETS CORP.
              SERIES 1996-2 CL. A-5
              7.690% 04/25/2025                                                   250,000             257,917
            STRUCTURED ASSET SECURITIES CORP.
              SERIES 1997-4 CL. 2-A2
              7.000% 12/25/2027                                                   211,678             214,200
            UACSC AUTO TRUST
             SERIES 1998-A CL. A-3
              6.050% 06/10/2002                                                 1,300,000           1,309,913


                                See accompanying notes to financial statements.

                                                       5

-------------------------------------------------------------------------------------------------------------
                                           CMC SHORT TERM BOND FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
OTHER SECURITIZED LOANS (CONTINUED)
            UCFC FUNDING CORP.
             SERIES 1997-1 CL. A-3
              7.055% 09/15/2013                                               $ 1,010,000        $  1,026,217
                                                                                                 ------------
                                                                                                   20,375,535
                                                                                                 ------------

     COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
            GE CAPITAL MORTGAGE SERVICES, INC.
              SERIES 1995-HE1 CL. A-6
              7.500% 09/25/2010                                                   144,051             146,488
            PNC MORTGAGE SECURITIES CORP.
              SERIES 1997-4 CL. 2PP-2
              7.500% 07/25/2027                                                   440,000             453,098
                                                                                                 ------------
                                                                                                      599,586
                                                                                                 ------------

     COMMERCIAL MORTGAGE BACKED SECURITIES (2.7%)
            FDIC REMIC TRUST
              SERIES 1994-C1 CL. 2-A2
              7.850% 09/25/2025                                                   142,673             143,399
            LB COMMERCIAL CONDUIT MORTGAGE TRUST
              SERIES 1995-C2 CL. A
              7.204% 08/25/2004                                                   448,004             459,937
            NOMURA ASSET SECURITIES CORP.
              SERIES 1994-MD1 CL. A-1B
              7.717% 03/15/2018                                                 1,514,362           1,549,688
            NOMURA ASSET SECURITIES CORP.
              SERIES 1996-MD5 CL. A-1B
              7.120% 04/13/2036                                                   530,000             544,530
                                                                                                 ------------
                                                                                                    2,697,554
                                                                                                 ------------

         TOTAL OTHER SECURITIZED LOANS
            (COST $23,526,475)                                                                     23,672,675
                                                                                                 ------------

CORPORATE BONDS (33.3%)
     INDUSTRIAL (19.1%)
            CATERPILLAR FINANCIAL SERVICES CORP.
              MEDIUM TERM NOTES
              5.800% 03/15/2000                                                 2,000,000           2,007,840
            CHRYSLER FINANCIAL CORP.
              MEDIUM TERM NOTES, SERIES S
              5.250% 10/19/2000                                                   900,000             896,184
            COCA-COLA ENTERPRISES, INC.
              6.375% 08/01/2001                                                   800,000             811,784


                                See accompanying notes to financial statements.

                                                       6

-------------------------------------------------------------------------------------------------------------
                                           CMC SHORT TERM BOND FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
CORPORATE BONDS (CONTINUED)
            DEERE (JOHN) CAPITAL CORP.
              5.350% 10/23/2001                                               $   450,000        $    445,779
            DISNEY (WALT) CO.
              MEDIUM TERM NOTES
              5.600% 01/13/2000                                                 1,500,000           1,503,960
            FEDERATED DEPARTMENT STORES, INC.
              6.125% 09/01/2001                                                   425,000             427,584
            FORD MOTOR CREDIT CO.
              6.500% 02/28/2002                                                   300,000             305,217
            GENERAL ELECTRIC CAPITAL CORP.
              MEDIUM TERM NOTES
              5.650% 03/31/2003                                                   750,000             748,538
            GENERAL MOTORS ACCEPTANCE CORP.
              MEDIUM TERM NOTES
              5.330% 10/20/2000                                                   500,000             498,030
            GENERAL MOTORS ACCEPTANCE CORP.
              8.400% 10/15/1999                                                 2,000,000           2,028,240
            INTERNATIONAL BUSINESS MACHINES CREDIT CORP.
              MEDIUM TERM NOTES
              5.575% 08/27/1999                                                 1,250,000           1,251,563
            MCDONALD'S CORP.
              6.000% 06/23/2002                                                   750,000             758,685
            PEPSI BOTTLING HOLDINGS, INC. (144A)
              5.375% 02/17/2004                                                 1,000,000             975,000
            PHILIP MORRIS COS., INC.
              8.750% 06/01/2001                                                 1,300,000           1,370,083
            PROCTER & GAMBLE CO.
              5.250% 09/15/2003                                                 1,000,000             980,800
            RAYTHEON CO.
              6.300% 08/15/2000                                                   450,000             453,348
            SERVICE CORP. INTERNATIONAL
              6.300% 03/15/2003                                                   300,000             294,888
            SHELL OIL CO.
              6.625% 07/01/1999                                                 1,000,000           1,002,280
            TYCO INTERNATIONAL GROUP S.A.
              6.125%  06/15/2001                                                  750,000             754,537
            TYCO INTERNATIONAL GROUP S.A.
              6.250% 06/15/2003                                                   500,000             503,445
            USA WASTE SERVICES, INC.
              6.125% 07/15/2001                                                   400,000             400,660
            WAL-MART STORES, INC.
              5.650% 02/01/2000                                                   750,000             754,980
                                                                                                 ------------
                                                                                                   19,173,425
                                                                                                 ------------


                                See accompanying notes to financial statements.

                                                       7

-------------------------------------------------------------------------------------------------------------
                                           CMC SHORT TERM BOND FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
CORPORATE BONDS (CONTINUED)
     FINANCIAL (10.0%)
            AMERICAN EXPRESS CREDIT CORP.
              6.125% 06/15/2000                                               $ 2,000,000        $  2,012,440
            ASSOCIATES CORP. N.A.
              6.375% 06/15/2000                                                 1,000,000           1,009,180
            BANKAMERICA CORP.
              5.875% 02/15/2009                                                   480,000             460,670
            BEAR STEARNS COS., INC.
              6.125% 02/01/2003                                                   250,000             249,840
            CIT GROUP, INC.
              MEDIUM TERM NOTES
              6.375% 11/15/2002                                                   525,000             530,271
            EOP OPERATING L.P.
              6.376% 02/15/2002                                                   700,000             697,053
            FEDERAL HOME LOAN BANK
              5.125% 02/26/2002                                                   800,000             795,504
            HOUSEHOLD FINANCE CORP.
              5.875% 11/01/2002                                                   400,000             398,860
            INTERNATIONAL LEASE FINANCE CORP.
              6.000% 06/15/2003                                                   525,000             522,438
            MORGAN STANLEY DEAN WITTER DISCOVER & CO.
              MEDIUM TERM NOTES
              5.750% 02/15/2001                                                   550,000             551,111
            MORGAN STANLEY DEAN WITTER DISCOVER & CO.
              MEDIUM TERM NOTES, SERIES C
              6.090% 03/09/2001                                                 1,000,000           1,004,090
            SALOMON SMITH BARNEY HOLDINGS, INC.
              6.750% 02/15/2003                                                   450,000             460,040
            SIMON PROPERTY GROUP L.P.
              6.625% 06/15/2003                                                   350,000             347,060
            SPRINT CAPITAL CORP.
              5.875% 05/01/2004                                                 1,050,000           1,040,094
                                                                                                 ------------
                                                                                                   10,078,651
                                                                                                 ------------

     UTILITIES (3.9%)
            ARIZONA PUBLIC SERVICE CO.
              5.875% 02/15/2004                                                   950,000             940,595
            MIDAMERICAN FUNDING CORP. (144A)
              5.850% 03/01/2001                                                 2,000,000           1,997,500
            TCI COMMUNICATIONS, INC.
              7.250% 08/01/2005                                                   500,000             528,525


                                See accompanying notes to financial statements.

                                                       8

-------------------------------------------------------------------------------------------------------------
                                           CMC SHORT TERM BOND FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT               VALUE
                                                                              -----------        ------------
CORPORATE BONDS (CONTINUED)
            TRANSCANADA PIPELINES LTD.
              MEDIUM TERM NOTES
              6.490% 01/21/2009                                               $   450,000        $    453,091
                                                                                                 ------------
                                                                                                    3,919,711
                                                                                                 ------------

     YANKEE (0.3%)
            KOREA DEVELOPMENT BANK
              6.500% 11/15/2002                                                   150,000             145,465
            KOREA DEVELOPMENT BANK
              7.125% 04/22/2004                                                   200,000             197,254
                                                                                                 ------------
                                                                                                      342,719
                                                                                                 ------------

         TOTAL CORPORATE BONDS
            (COST $33,632,988)                                                                     33,514,506
                                                                                                 ------------

MUNICIPAL BOND (0.6%)
            MULTNOMAH COUNTY SCHOOL DISTRICT
              #1J PORTLAND
              5.750% 06/15/2005                                                   650,000             635,375
                                                                                                 ------------

         TOTAL INVESTMENTS, EXCLUDING TEMPORARY
            CASH INVESTMENTS
            (COST $92,976,997)                                                                     92,671,057
                                                                                                 ------------

REPURCHASE AGREEMENTS (6.9%)
     J.P. MORGAN SECURITIES, INC.
         4.919% DATED 04/30/1999,
         DUE 05/03/1999 IN THE
         AMOUNT OF $4,863,437.
         COLLATERALIZED BY
         U.S. TREASURY NOTES 3.375%
         DUE 01/15/2007.                                                        4,862,782           4,862,782
     MERRILL LYNCH, INC.
         4.917% DATED 04/30/1999,
         DUE 05/03/1999 IN THE
         AMOUNT OF $2,100,283.
         COLLATERALIZED BY
         U.S. TREASURY STRIP NOTES 0.000%
         DUE 02/15/2001 TO 08/15/2025.                                          2,100,000           2,100,000
                                                                                                 ------------

         TOTAL REPURCHASE AGREEMENTS
            (COST $6,962,782)                                                                       6,962,782
                                                                                                 ------------


                                See accompanying notes to financial statements.

                                                       9

-------------------------------------------------------------------------------------------------------------
                                           CMC SHORT TERM BOND FUND
                                         A Portfolio of CMC Fund Trust
                                      SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                 ------------
TOTAL INVESTMENTS (99.0%)
     (COST $99,939,779)                                                                          $ 99,633,839

RECEIVABLES LESS LIABILITIES (1.0%)                                                                   986,518
                                                                                                 ------------

NET ASSETS (100.0%)                                                                              $100,620,357
                                                                                                 ============


                                See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------
                                     CMC SHORT TERM BOND FUND
                                  A Portfolio of CMC Fund Trust
                         STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
------------------------------------------------------------------------------------------------
April 30, 1999

ASSETS:
  Investments at identified cost ............................................... $    92,976,997
-------------------------------------------------------------------------------- ---------------

  Investments at value ......................................................... $    92,671,057
  Temporary cash investment, at cost ...........................................       6,962,782
  Receivable for:
    Investments sold............................................................       3,926,037
    Interest....................................................................         915,705
    Expense reimbursement from investment advisor ..............................          15,858
                                                                                 ---------------
  Total assets..................................................................     104,491,439
                                                                                 ---------------

LIABILITIES:
  Payable for:
    Investments purchased.......................................................       3,855,224
    Accrued expenses............................................................          15,858
                                                                                 ---------------
  Total liabilities.............................................................       3,871,082
                                                                                 ---------------

NET ASSETS...................................................................... $   100,620,357
                                                                                 ===============

  Net assets consist of:
    Unrealized depreciation on investments...................................... $      (305,940)
    Undistributed net realized loss from investments............................        (238,042)
    Capital paid in ............................................................     101,164,339
                                                                                 ---------------
                                                                                 $   100,620,357
                                                                                 ===============

Shares of capital stock outstanding ............................................       8,417,169
                                                                                 ===============

Net asset value, offering and redemption price per share *...................... $         11.95
                                                                                 ===============

*    The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

                         See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------
                                     CMC SHORT TERM BOND FUND
                                  A Portfolio of CMC Fund Trust
                               STATEMENT OF OPERATIONS (Unaudited)
------------------------------------------------------------------------------------------------
For the Six Months Ended April 30, 1999


INVESTMENT INCOME:
          Interest income ...................................................... $     2,331,969
                                                                                 ---------------

      Expenses:
          Investment management fees ...........................................          94,290
          Legal, insurance and auditing fees....................................          14,763
          Shareholder servicing costs...........................................           9,000
          Registration fees.....................................................           3,720
          Bank transaction and checking fees....................................           3,649
          Financial information and accounting..................................           2,439
          Custodian fees........................................................           1,568
          Other.................................................................           1,240
                                                                                 ---------------
                                                                                         130,669
          Expenses reimbursed by investment adviser (1).........................         (36,379)
                                                                                 ---------------
              Total expenses....................................................          94,290
                                                                                 ---------------

      Net investment income ....................................................       2,237,679
                                                                                 ---------------

Realized loss and unrealized depreciation from
  investment transactions:
      Net realized loss from investments .......................................        (253,249)

      Net unrealized depreciation on investments during the period .............        (622,322)
                                                                                 ---------------

      Net loss on investments ..................................................        (875,571)
                                                                                 ---------------

      Net increase in net assets resulting from operations...................... $     1,362,108
                                                                                 ===============

(1)  The Adviser has voluntarily agreed to assume ordinary expenses of the Fund, to the extent that these expenses, together with the Fund's advisory fee, exceed 0.25% of the Fund's average net assets.

                         See accompanying notes to financil statements.

-------------------------------------------------------------------------------------------------------------------
                                              CMC SHORT TERM BOND FUND
                                            A Portfolio of CMC Fund Trust
                                         STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------

                                                                                      Six Months         February 2,
                                                                                           Ended                 to
                                                                                   April 30,1999         October 31,
                                                                                     (Unaudited)           1998 (1)
                                                                                 ---------------    ---------------
INCREASE  IN NET ASSETS:
      Operations:
          Net investment income ................................................ $     2,237,679    $     1,624,895
          Net realized gain (loss) from investments.............................        (253,249)            15,207
          Change in net unrealized appreciation (depreciation)
          on investments........................................................        (622,322)           316,382
                                                                                 ---------------    ---------------

          Net increase in net assets resulting from operations..................       1,362,108          1,956,484

      Distributions to shareholders:
          From net investment income............................................      (2,237,679)        (1,624,895)

      Capital share transactions, net ..........................................      58,803,690         42,360,649
                                                                                 ---------------    ---------------

          Net increase in net assets............................................      57,928,119         42,692,238

NET ASSETS:
      Beginning of period.......................................................      42,692,238                  -
                                                                                 ---------------    ---------------

      End of period ............................................................ $   100,620,357    $    42,692,238
                                                                                 ===============    ===============

(1)  From inception of operations.


                                   See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies:

     CMC Short Term Bond Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established three other portfolios, CMC Small Cap Fund, CMC International Stock Fund and CMC High Yield Fund, which are not included in this financial statement. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Fund for the preparation of its financial statements in conformity with generally accepted accounting principles.

     Investment valuation. Portfolio securities are valued based on market value as quoted by dealers who are market makers in these securities or by an independent pricing service, unless circumstances indicate that a fair value determination should be made using procedures and guidelines established by and under the general supervision of the Board of Trustees. Market values are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Temporary cash investments in short-term securities (with maturities of less than 60 days), principally repurchase agreements, are valued at cost, which approximates market value.

     Interest income. Interest income is recorded on the accrual basis. Amortization of discount or premium is recorded over the life of the respective instrument.

     Shareholder distributions. The Fund distributes net investment income monthly and any net realized gains from investment transactions annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of losses from wash sales.

     Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Federal income taxes. The Fund has made no provisions for federal income taxes on net investment income or net realized gains from sales of investment securities, since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve it from substantially all federal income taxes.

     Other. Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs.

     The Fund, through its custodian, receives delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreement. The Fund's investment adviser determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

2.   Investment transactions:

     Aggregate purchases, sales and maturities, net realized loss and net unrealized depreciation of investments, excluding temporary cash investments, as of and for the six months ended April 30, 1999, were as follows:

Purchases:
   Investment securities other than U.S. Government obligations.................$  46,162,345
   U.S. Government obligations..................................................   54,493,240
                                                                                -------------
        Total purchases.........................................................$ 100,655,585
                                                                                =============

Sales and Maturities:
   Investment securities other than U.S. Government obligations.................$  11,626,079
   U.S. Government obligations..................................................   36,385,823
                                                                                -------------
        Total sales and maturities..............................................$  48,011,902
                                                                                =============

Net Realized Loss:
   Investment securities other than U.S. Government obligations.................$     (60,725)
   U.S. Government obligations..................................................     (192,524)
                                                                                -------------
        Total net realized loss.................................................$    (253,249)
                                                                                =============

Unrealized Appreciation (Depreciation) for federal income tax purposes as of
  April 30, 1999:
  Appreciation..................................................................$     226,435
  Depreciation..................................................................     (538,199)
                                                                                -------------
    Net unrealized depreciation.................................................$    (311,764)
                                                                                =============

For federal income tax purposes, the cost of
investments owned at April 30, 1999.............................................$  92,982,821
                                                                                =============

3.   Capital Stock:

                                                                        Six Months      February 2,
                                                                             Ended              to
                                                                     April 30,1999      October 31,
                                                                       (Unaudited)        1998 (1)
                                                                     -------------   -------------
  Shares:
     Shares sold..................................................       5,027,068       4,541,453
     Shares issued for reinvestment of dividends..................         186,375         135,212
                                                                     -------------   -------------
                                                                         5,213,443       4,676,665
     Less shares redeemed.........................................        (326,856)     (1,146,083)
                                                                     -------------   -------------
     Net increase in shares.......................................       4,886,587       3,530,582
                                                                     =============   =============

  Amounts:
     Sales........................................................   $  60,501,680   $  54,437,600
     Reinvestment of dividends....................................       2,235,828       1,624,895
                                                                     -------------   -------------
                                                                        62,737,508      56,062,495
     Less redemptions.............................................      (3,933,818)    (13,701,846)
                                                                     -------------   -------------
     Net increase.................................................   $  58,803,690   $  42,360,649
                                                                     =============   =============

  Capital stock authorized (shares)                                    100,000,000

  (1)  From inception of operations.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
              NOTES TO FINANCIAL STATEMENTS (Unaudited), CONTINUED
--------------------------------------------------------------------------------

4.   Transactions with affiliates and related parties:

Investment management fees incurred.............................. $     94,290

Investment management fee computation basis
  (percentage of daily net assets per annum).....................   0.25 of 1%

Transfer agent fee (included in shareholder
  servicing costs)............................................... $      9,000

Fees earned by trustees not affiliated with the Fund's
  investment adviser or transfer agent (included
  in other expenses)............................................. $        781

The investment adviser of the Fund is Columbia Management Co. (CMC). In addition to the investment management fee, each shareholder enters into a written Administrative Services Agreement with CMC for an annual fee ranging between 0.05% and 0.20%, depending on the size of the investment in the Fund. CMC provides each shareholder specialized reports regarding the Fund's portfolio and performance, market conditions and economic indicators.

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC. The transfer agent is compensated based on a per account fee or a minimum of $1,500 per month. The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees of CMC Fund Trust (the Trust).

J. Jerry Inskeep, Jr., an officer and trustee of the Trust, is affiliated with Fleet Financial Group, Inc., the parent corporation of CMC and CTC, but received no compensation or other payments from the Trust during the period.